ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                         Direct Dial Number 847 402-0475
                             Facsimile 847 402-3781
                            E-Mail TYOUB@allstate.com


                                                                    May  3, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Allstate Life of New York Separate Account A ("Registrant") Post-Effective Amendment No. 6 ("Amendment") to
              Form N-4 Registration Statement ("Registration Statement") File Nos. 333-93889 and 811-07467; CIK No. 0000948255

Commissioners:

     On behalf of Allstate Life Insurance Company of New York (the "Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced Registration Statement. The Registration Statement was filed electronically with the Commission on April 14, 2005.

     Please direct any question or comment to me at the number below.


                                            Sincerely,

                                            /s/ Terry R. Young
                                            Terry R. Young, Esq.